SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2011
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT

SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF REGISTRANT

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	Years Ended December 31,
	2011	2010	2009
Revenues
Dividends from subsidiaries	$875.3	$1,216.2	$1,230.6
Undistributed income from subsidiaries	225.7	(73.5)	(78.7)

Equity in net income of subsidiaries*	1,101.0	1,142.7	1,151.9
Intercompany investment income*	5.6	6.6	8.5
Net gains (losses) on extinguishment of debt	(.1)	6.4	0

Total revenues	1,106.5	1,155.7	1,160.4

Expenses
Interest expense	138.0	139.5	146.4
Deferred compensation[1]	.4	4.3	4.8
Other operating costs and expenses	4.7	3.9	3.3

Total expenses	143.1	147.7	154.5

Income before income taxes	963.4	1,008.0	1,005.9
Provision (benefit) for income taxes	(52.1)	(60.3)	(51.6)

Net income	$1,015.5	$1,068.3	$1,057.5

Other comprehensive income (loss)	(91.2)	330.5	694.7

Comprehensive income	$924.3	$1,398.8	$1,752.2

*	Eliminated in consolidation.
[1]	See Note 4 – Employee Benefit Plans in these condensed financial statements.

See notes to condensed financial statements.

CONDENSED BALANCE SHEETS

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	December 31,
	2011	2010
Assets
Investment in affiliate	$1.0	$1.0
Investment in subsidiaries*	6,179.5	5,984.8
Receivable from investment subsidiary*	2,096.6	2,120.2
Intercompany receivable*	237.6	179.1
Income taxes	52.1	48.7
Other assets	69.0	70.2

Total Assets	$8,635.8	$8,404.0

Liabilities and Shareholders’ Equity
Accounts payable, accrued expenses, and other liabilities	$137.4	$132.8
Dividend payable	249.6	264.1
Debt	2,442.1	1,958.2

Total liabilities	2,829.1	2,355.1

Common Shares, $1.00 par value (authorized 900.0; issued 797.7, including treasury shares of 184.7 and 135.3)	613.0	662.4
Paid-in capital	1,006.2	1,007.1
Retained earnings	3,495.0	3,595.7
Total accumulated other comprehensive income	692.5	783.7

Total shareholders’ equity	5,806.7	6,048.9

Total Liabilities and Shareholders’ Equity	$8,635.8	$8,404.0

*	Eliminated in consolidation.

See notes to condensed financial statements.

CONDENSED STATEMENTS OF CASH FLOWS

THE PROGRESSIVE CORPORATION (PARENT COMPANY)

(millions)

	Years Ended December 31,
	2011	2010	2009
Cash Flows From Operating Activities:
Net income	$1,015.5	$1,068.3	$1,057.5
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income from subsidiaries	(225.7)	73.5	78.7
Amortization of stock-based compensation	2.1	2.4	1.8
Net (gains) losses on extinguishment of debt	.1	(6.4)	0
Changes in:
Intercompany receivable	(58.5)	(54.1)	(22.0)
Accounts payable, accrued expenses, and other liabilities	4.5	7.3	12.5
Income taxes	(3.4)	(12.2)	31.1
Other, net	4.2	(1.9)	(5.6)

Net cash provided by operating activities	738.8	1,076.9	1,154.0

Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(11.8)	(3.5)	(152.4)
Received from (paid to) investment subsidiary	23.6	122.0	(849.5)

Net cash provided by (used in) investing activities	11.8	118.5	(1,001.9)

Cash Flows From Financing Activities:
Proceeds from exercise of stock options	22.4	27.2	18.8
Tax benefit from exercise/vesting of stock-based compensation	6.4	14.0	9.7
Proceeds from debt issuance	497.0	0	0
Reacquisition of debt	(15.0)	(214.3)	0
Dividends paid to shareholders	(263.6)	(763.7)	0
Acquisition of treasury shares	(997.8)	(258.6)	(180.6)

Net cash used in financing activities	(750.6)	(1,195.4)	(152.1)

Change in cash	0	0	0
Cash, beginning of year	0	0	0

Cash, end of year	$0	$0	$0

See notes to condensed financial statements.

NOTES TO CONDENSED FINANCIAL STATEMENTS

The accompanying condensed financial statements of The Progressive Corporation (parent company) should be read in conjunction with the consolidated financial statements and notes thereto of The Progressive Corporation and subsidiaries’ Annual Report to Shareholders, which is included as Exhibit 13 to this Form 10-K.

Note 1. Statements of Cash Flows — For the purpose of the Statements of Cash Flows, cash includes only bank demand deposits. The Progressive Corporation does not hold any cash but has unrestricted access to funds maintained in a non-insurance, investment subsidiary to meet its holding company obligations; at year-end 2011 and 2010, $2.0 billion and $2.2 billion, respectively, of marketable securities were available in this company. Non-cash activity includes declared but unpaid dividends. For the years ended December 31, we paid the following:

(millions)	2011	2010	2009
Income taxes, net of refunds	$435.0	$434.0	$461.7
Interest	129.5	138.4	144.7

Note 2. Income Taxes — The Progressive Corporation files a consolidated federal income tax return with all subsidiaries and acts as an agent for the consolidated tax group when making payments to the Internal Revenue Service. Income taxes in the accompanying Condensed Balance Sheets are comprised of the parent company’s net deferred tax assets and the consolidated group’s net income taxes payable/recoverable. The Progressive Corporation and its subsidiaries have adopted, pursuant to a written agreement, a method of allocating consolidated federal income taxes. Amounts allocated to the subsidiaries under the written agreement are included in “Intercompany Receivable” in the accompanying Condensed Balance Sheets.

Note 3. Debt — The information relating to debt is incorporated by reference from Note 4 – Debt in our Annual Report, which is included as Exhibit 13 to this Form 10-K.

Note 4. Employee Benefit Plans — The information relating to incentive compensation plans and deferred compensation is incorporated by reference from Note 9 – Employee Benefit Plans in our Annual Report, which is included as Exhibit 13 to this Form 10-K.

Note 5. Other Comprehensive Income — On the condensed Statements of Comprehensive Income, other comprehensive income (loss) represents activity of the subsidiaries of The Progressive Corporation and includes net unrealized gains (losses) on securities, net unrealized gains on forecasted transactions, and foreign currency translation adjustments.